Note 24 - Share-based Payments - Weighted Average Exercise Price of Options (Details) - R$ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Options outstanding at January 1 st, weighted average exercise price (in BRL per share)	R$ 16.16	R$ 15.27	R$ 13.87
Options issued during the period, weighted average exercise price (in BRL per share)	18.05	18.04	19.82
Options forfeited during the period, weighted average exercise price (in BRL per share)	21.24	18.55	17.88
Options exercised during the period, weighted average exercise price (in BRL per share)	9.07	7.47	5.81
Options outstanding at ended period, weighted average exercise price (in BRL per share)	18.53	16.16	15.27
Options exercisable at ended period, weighted average exercise price (in BRL per share)	R$ 19.12	R$ 2.25	R$ 3.78